Label	Element	Value
MATTHEWS EMERGING ASIA FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED OCTOBER 31, 2019

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2019, AS SUPPLEMENTED

For all existing and prospective shareholders of the following Funds:

Matthews Emerging Asia Fund—Institutional Class (MIASX):

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS EMERGING ASIA FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Board of Trustees for these Funds has approved removing the 2.00% redemption fee described in the prospectus, effective November 1, 2019. Accordingly, existing and prospective shareholders of these Funds should note the following changes to the prospectus:

In the “FUND SUMMARY” for each of the above-named Funds, the line item in the table entitled “SHAREHOLDER FEES” providing for a redemption fee of 2.00% is hereby removed with respect to the Fund.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Under the heading “Market Timing and Other Short-Term Trading Risk” on page 88, the sentence referring to “short-term redemption fees” is hereby deleted. Similarly, the references to redemption fees under “Exchanging Shares” on page 99 and under “Market Timing Activities and Redemption Fees” on pages 100 to 102 are hereby deleted.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your records.